Risk management - Credit risk mitigation and credit quality - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ 41,100
Percentage of increase (decrease) in portfolio size	4.30%
Maximum exposure to credit risk	€ (1,002,947)	€ (961,863)
Foreign exchange rate changes, negative impact on portfolio growth amount	€ 22,000
Rating class concentration increase or (decrease) percentage	78.10%	79.30%
Percentage for no covers	99.60%
Percentage of residential mortgage oustanding	40.60%	39.40%
Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ 4,800
Maximum exposure to credit risk	(215,720)	€ (210,913)
Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(124,841)	(122,091)
Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(33,431)	(31,314)
Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(431,214)	(426,767)
Foreign exchange rate changes, negative impact on portfolio growth amount	16,600
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(35,165)	(44,421)
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(25,786)	(26,506)
Wholesale Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(28,844)	(26,176)
Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(567,764)	(529,317)
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(180,030)	(164,590)
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(99,055)	(95,584)
Retail Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(4,587)	(5,139)
Central Governments
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	13,400
Maximum exposure to credit risk	(69,880)	(56,497)
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,297)	(1,416)
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(14,525)	(11,009)
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(186)	(82)
Central Governments | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(59,600)	(48,389)
Central Governments | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(10,280)	(8,107)
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(67,271)	(66,719)
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,577)	(2,872)
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,536)	(1,766)
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,819)	(6,031)
Non-Bank Financial Institutions | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(65,037)	(64,217)
Non-Bank Financial Institutions | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,973)	(2,212)
Commercial Banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(54,501)	(51,240)
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,482)	(1,285)
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(504)	(314)
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,808)	(5,268)
Commercial Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(44,512)	(40,962)
Commercial Banks | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,351)	(6,662)
Central Banks
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	(21,900)
Maximum exposure to credit risk	(55,983)	(77,919)
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	(13,800)
Maximum exposure to credit risk	(8,742)	(22,529)
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	(3,600)
Maximum exposure to credit risk	(6,621)	(10,196)
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,088)	(5,737)
Central Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(40,270)	(61,091)
Central Banks | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(15,713)	(15,044)
Natural Resources
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(40,985)	(41,899)
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,220)	(2,197)
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,257)	(1,531)
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,254)	(2,503)
Natural Resources | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(39,229)	(39,974)
Natural Resources | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,757)	(1,925)
Utilities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(28,809)	(27,713)
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,678)	(1,805)
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,868)	(1,843)
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(539)	(395)
Utilities | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(26,378)	(25,517)
Utilities | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,431)	(2,196)
Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(54,689)	(53,381)
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(17,212)	(16,749)
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(14,082)	(13,387)
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,257)	(3,446)
Real Estate | Wholesale Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	4,400
Maximum exposure to credit risk	(25,024)	(24,643)
Real Estate | Retail Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	38,400
Maximum exposure to credit risk	(29,665)	(28,738)
Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(795,507)	(750,822)
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(171,615)	(170,093)
Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(74,908)	(74,882)
Investment grade | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (29,551)	€ (27,235)
Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	84.30%	83.70%
Investment grade | Retail Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	75.40%	73.30%
Non-investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (187,976)	€ (191,623)
Rating class concentration increase or (decrease) percentage	19.90%	18.70%
Non-investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (40,889)	€ (37,689)
Non-investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(45,899)	(43,059)
Non-investment grade | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (3,586)	€ (3,858)
Non-investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	13.90%	14.60%
Non-investment grade | Retail Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	22.50%	24.40%
Non-performing loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (12,995)	€ (13,303)
Rating class concentration increase or (decrease) percentage	1.40%	1.30%
Non-performing loans | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (1,689)	€ (1,552)
Non-performing loans | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,107)	(3,071)
Non-performing loans | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (242)	€ (166)
Non-performing loans | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.20%	1.10%
Non-performing loans | Retail Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.50%
Investment grade and non-investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.50%	98.50%
Investment grade and non-investment grade | Belgium
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.80%	96.60%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	35.00%	35.00%
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	27.00%	27.30%
Belgium & Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	12.00%	12.20%
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	10.90%	10.60%